CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENT
Schedule of analysis of cash and cash equivalents

	2022	2021

Banks
- USD denominated time deposits	2,799,631	6,158,696
- TRY denominated time deposits	2,208,239	23,346
- TRY denominated demand deposits	214,337	81,121
- USD denominated demand deposits	43,477	1,071
- Other foreign currency deposits	324	137

	5,266,008	6,264,371